Long-term investments	12 Months Ended
Dec. 31, 2016
Long-term investments
Long-term investments

8.      Long-term investments

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance at December 31, 2015	32,468	—	32,468
Additions	104,056	26,810	130,866
Share of income	—	2,452	2,452
Disposal of an investment	(32,468)	—	(32,468)
Changes from consolidation to cost method	10,381	—	10,381
Converted to equity from convertible loan	372,000	—	372,000

Balance at December 31, 2016	486,437	29,262	515,699

(i)Equity method investment

In August 2016, the Group together with other third parties, set up a management company as a General Partner (“GP”) of a venture capital fund and obtained 14% equity interests in the GP with cash consideration of RMB140. Concurrently, the GP and other third parties, as limited partners (“LP”), entered into a partnership agreement to subscribe respective partnership interests in the venture capital fund.  In addition to the Group’s interest in the GP, the Group separately held 33.34% equity interest in the venture capital fund as one of the LPs with cash consideration of RMB26,670 in accordance with the partnership agreement. The investment decisions regarding the venture capital fund are made by the investment committee of the GP and the Group has one out of three investment committee seats. The Group accounted for both its investments in the GP and in the venture capital fund under equity method in accordance with ASC 323 because the investments are of common stock and the Group has significant influence in the GP and the venture capital fund but does not own a majority equity interest or otherwise control.

(ii)Cost method investments

On January 26, 2015, the Group purchased 714,286 shares of series AA preferred shares of an online retailer in incorporated United States. The investment was accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value. In February 2016, the Group disposed of the entire investment for a cash consideration amounted to RMB39,751 and recognized a disposal gain amounted to RMB7,348.

On January 22, 2016, the Group purchased 2,000,000 shares of series A preferred shares of another online retailer incorporated in the United States for cash consideration of RMB104,056 (US$15,000). The investment is accounted for under the cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

On April 25, 2016, the Group disposed of its controlling interests in a majority owned subsidiary incorporated in Korea to the non-controlling interests of the subsidiary and a third party investor and recognized a disposal gain of RMB7,308. Upon the completion of disposal transaction, the Company’s residual equity interest in this investee was redesignated from common shares to convertible and redeemable preferred shares of that entity. The investment of the remaining equity interest in this investee is accounted for the investment under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value.

On September 8, 2016, the Group invested in common shares of two main operating entities of BabyTree incorporated in Mainland China by converting its loan and interest receivable due from BabyTree on that date to common shares of the investees pursuant to the terms of the Conversion Features (see Note 5). The investment is accounted for under cost method as the Group does not have ability to exercise significant influence over operating and financial policies of the investees and the shares do not have readily determinable fair value.

The Group performs the impairment assessment of its investments under the cost method and equity method whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. No impairment charges were made to the carrying value of its investments under the cost method and equity method in 2015 and 2016.